UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 17, 2025 to June 17, 2025

Commission File Number of issuing entity:  333-206847-06

Central Index Key Number of issuing entity:  0001710261

BANK 2017-BNK6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206847

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Paul E. Kurzeja (980) 386-8509
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4041003
38-4041004
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

 This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on June 26, 2025 (SEC Accession No. 0001888524-25-010683) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revisions were made relating to the application of liquidation proceeds with respect to the Trumbull Marriott Mortgage Loan (Loan Number 12 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on July 27, 2017 pursuant to Rule 424(b)(2)).  The Master Servicer originally applied the liquidation funds to the June distribution but will instead apply the funds to the July distribution.  The adjustment described above resulted in the following changes to the June distribution: an overpayment of principal to the Class A-SB Certificateholders in an amount equal to $42,065.88, an overpayment of interest to the Class E Certificateholders in an amount equal to $5,701.17, an overpayment of interest to the Class F Certificateholders in an amount equal to $207,042.99, an overpayment of interest to the Class G Certificateholders in an amount equal to $1,134,128.09, an overpayment of principal to the holders of the RR Interest in an amount equal to $2,213.99 and an overpayment of interest to the holders of the RR Interest in an amount equal to $70,888.02.  The Certificate Administrator will make claims for the overpaid principal and interest amounts from the impacted Certificateholders and holders of the RR Interest and such amounts are expected to be received on or prior to the next distribution date.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2025 a distribution was made to holders of the certificates issued by BANK 2017-BNK6.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BANK 2017-BNK6 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on June 17, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$19,428,925.96

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by BANK 2017-BNK6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 17, 2025 to June 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 7, 2025. The CIK number for the Depositor is 0001005007.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2025. The Central Index Key number for Wells Fargo is 0000740906.

Bank of America, National Association filed its most recent Form ABS-15G on May 9, 2025. The CIK number for Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2025. The Central Index Key number for Morgan Stanley is 0001541557.

National Cooperative Bank, N.A. (“NCBNA”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2025. The Central Index Key number for NCBNA is 0001577313.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 26, 2025 under Commission File No. 333-206847-06 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 26, 2025 under Commission File No. 333-206847-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BANK 2017-BNK6, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	05/16/2025	$136,369.72
Current Distribution Date	06/17/2025	$0.00

*REO Account Balance
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00
*Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BANK 2017-BNK6, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	05/16/2025	$4,517.66
Current Distribution Date	06/17/2025	$4,672.47

Interest Reserve Account Balance
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by BANK 2017-BNK6, relating to the June 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 26, 2025 under Commission File No. 333-206847-06  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 26, 2025 under Commission File No. 333-206847-06  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: July 10, 2025